PROVISIONS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS AND OTHER LIABILITIES	PROVISIONS AND OTHER LIABILITIES
Provisions

Provisions (in millions)	Multi-district antitrust class and state claims	Onerous contracts	False Claims Act allegations	Intellectual property-related matters	Restructuring costs	Other provisions	Total provisions
At January 1, 2021	$—	$—	$(32)	$(47)	$(6)	$(4)	$(89)
Released/(charged) to income statement	—	—	18	(24)	1	1	(4)
Interest and discounting	—	—	—	(2)	—	—	(2)
Utilized during the year/payments	—	—	9	—	5	—	14
At December 31, 2021	$—	$—	$(5)	$(73)	$—	$(3)	$(81)
(Charged)/released to income statement	(290)	—	—	—	—	(7)	(297)
Transfer to other liabilities	—	—	—	70	—	—	70
At December 31, 2022	$(290)	$—	$(5)	$(3)	$—	$(10)	$(308)
(Charged)/released to income statement	(228)	1	1	(12)	—	(1)	(239)
Business combination	—	(29)	—	—	—	—	(29)
Utilized during the year/payments	103	—	—	15	—	9	127
Transfer to other liabilities	30	—	—	—	—	—	30
At December 31, 2023	$(385)	$(28)	$(4)	$—	$—	$(2)	$(419)

Provisions
Current	(385)	(18)	(4)	—	—	—	(407)
Non-current	—	(10)	—	—	—	(2)	(12)
At December 31, 2023	$(385)	$(28)	$(4)	$—	$—	$(2)	$(419)

Current	(290)	—	(5)	—	—	(8)	(303)
Non-current	—	—	—	(3)	—	(2)	(5)
At December 31, 2022	$(290)	$—	$(5)	$(3)	$—	$(10)	$(308)

Current	—	—	(5)	—	—	—	(5)
Non-current	—	—	—	(73)	—	(3)	(76)
At December 31, 2021	$—	$—	$(5)	$(73)	$—	$(3)	$(81)
Multi-district antitrust class and state claims
Settlement agreements were entered into during 2023 with all three classes of plaintiffs in the multi-district antitrust claims, resulting in the 2023 recognition of an additional charge of $228m in the consolidated income statement. The State settlement amount of $103m was paid in June 2023 and the $30m end payor settlement amount was transferred to an escrow account and is reflected in other liabilities. The current provision of $385m at December 31, 2023 ($290m at December 31, 2022) reflects the amount the Group is required to pay in the settlement agreement with the direct purchaser class. The direct purchaser settlement received final court approval on February 27, 2024. Refer to Note 21, Antitrust litigation and consumer protection for further details. The effect of discounting is not material.
Onerous contracts
In November 2023, through an acquisition of a business consisting of a manufacturing facility, workforce and supply contracts (refer to Note 28), the Group assumed onerous contracts and carries a provision of $28m at December 31, 2023. The facility continues to manufacture products for customers based on the terms of contracts that existed pre-acquisition and the expected costs to fulfill these contracts are in excess of the economic benefits expected to be received. The minimum performance periods in the onerous contracts end on various dates through September 2025 and the provision is recorded at its discounted value, using a market rate at the time of the transaction determined to be 7.6%.
False Claims Act allegations
The Group carries a provision of $4m (2022 and 2021: $5m) pertaining to all outstanding False Claims Act allegations as discussed in Note 21. These matters are expected to be settled within the next 12 months.
Intellectual property-related matters
In 2021, upon conclusion of expert discovery, the Group increased the provision for intellectual property-related matters to $73m, resulting in a charge of $24m which was recognized in the consolidated income statement. In 2022, as a result of settlement with DRL, the provision for intellectual property-related matters was substantially transferred to other liabilities. In 2023, the Group entered into an agreement with Alvogen settling the remaining intellectual property-related matter for $15m, resulting in an additional charge to the consolidated income statement of $12m and full utilization of the provision.
Restructuring costs
The restructuring provision related to cost-saving initiatives announced and implemented in 2020 which consisted of redundancy and related costs. The provision was fully utilized as of December 31, 2021.
Other provisions
Other provisions of $2m (2022: $10m; 2021: $3m) represent retirement benefit costs which are not expected to be settled within one year. The decrease in the provision reflects the settlement of general legal matters during 2023.
Other liabilities

Other liabilities (in millions)	DOJ resolution	Multi-district antitrust class and state claims	IP-related matters	RB indemnity settlement	Share repurchase	Other	Total other liabilities
At January 1, 2021	$(486)	$—	$—	$(50)	$—	$—	$(536)
Contract liabilities	—	—	—	—	—	(3)	(3)
Interest and discounting	(6)	—	—	—	—	—	(6)
Utilized during the year/payments	—	—	—	10	—	—	10
At December 31, 2021	$(492)	$—	$—	$(40)	$—	$(3)	$(535)
Transfer from provisions	—	—	(70)	—	—	—	(70)
Released to income statement	—	—	—	2	—	—	2
Share repurchase liability	—	—	—	—	(9)	—	(9)
Interest and discounting	(6)	—	(1)	—	—	—	(7)
Utilized during the year/payments	54	—	50	8	—	—	112
At December 31, 2022	$(444)	$—	$(21)	$(30)	$(9)	$(3)	$(507)
Transfer from provisions	—	(30)	—	—	—	—	(30)
Released to income statement	—	—	—	—	—	3	3
Share repurchase liability	—	—	—	—	(14)	—	(14)
Contributions and gains	—	—	—	—	—	(8)	(8)
Interest and discounting	(6)	—	—	(1)	—	—	(7)
Utilized during the year/payments	53	—	10	8	—	—	71
At December 31, 2023	$(397)	$(30)	$(11)	$(23)	$(23)	$(8)	$(492)

Other liabilities
Current	(53)	(30)	(11)	(8)	(23)	—	(125)
Non-current	(344)	—	—	(15)	—	(8)	(367)
At December 31, 2023	$(397)	$(30)	$(11)	$(23)	$(23)	$(8)	$(492)

Current	(52)	—	(10)	(8)	(9)	—	(79)
Non-current	(392)	—	(11)	(22)	—	(3)	(428)
At December 31, 2022	$(444)	$—	$(21)	$(30)	$(9)	$(3)	$(507)

Current	(53)	—	—	(8)	—	—	(61)
Non-current	(439)	—	—	(32)	—	(3)	(474)
At December 31, 2021	$(492)	$—	$—	$(40)	$—	$(3)	$(535)
DOJ resolution
In July 2020, the Group settled criminal and civil liability with the DOJ, the U.S. Federal Trade Commission ("FTC"), and U.S. state attorneys general. Pursuant to the resolution agreement, aggregate payments (including interest) of $210m have been made through December 31, 2023. An additional payment of $53m was made in January 2024, and three annual installments of $50m plus interest will be due every January from 2025 to 2027 with the final installment of $200m due in December 2027. The Group has the option to prepay. Interest accrues at 1.25% on certain portions of the resolution and will be paid with the annual installment payments. For non-interest-bearing portions, the liability has been recorded at the net present value based on timing of the estimated payments and using a discount rate equal to the interest rate on the interest-bearing portions. In 2023, the Group recorded interest expense totaling $6m (2022 and 2021: $6m) related to this resolution. As of December 31, 2023, the Group carries other liabilities of $397m (2022: $444m; 2021: $492m) related to the settlement agreement with the DOJ.
Under the terms of the resolution agreement with the DOJ, the Group has agreed to compliance terms regarding its sales and marketing practices. Compliance with these terms is subject to annual Board and CEO certifications submitted to the U.S. Attorney’s Office. As part of the resolution with the FTC and as detailed in the text of the stipulated order, for a 10-year period Indivior Inc. is required to make specified disclosures to the FTC and is prohibited from certain conduct.
In addition to the resolution agreement, the Group entered into a five-year Corporate Integrity Agreement with the HHS Office of the Inspector General ("HHS-OIG"), pursuant to which the Group committed to promote compliance with laws and regulations and committed to the ongoing evolution of an effective compliance program, including written standards, training, reporting and monitoring procedures. The Group is subject to reporting and monitoring requirements, including annual reports and compliance certifications from key management and the Board’s Nominating & Governance Committee, which is submitted to HHS-OIG. In addition, the Group is subject to monitoring by an Independent Review Organization, which submits audit findings to HHS-OIG, and review by a Board Compliance Expert, who prepared a compliance assessment report in the first and third reporting periods. To date, the Group reasonably believes it has met all of the requirements specified in these three agreements.
Multi-district antitrust class and state claims
As noted above, the multi-district antitrust claims were resolved during 2023 through settlement agreements entered into with three classes of plaintiffs. The current liability of $30m at December 31, 2023 reflects the settlement amount payable to the end payor class. An equivalent amount is held in an escrow account (refer to Note 14).
IP-related matters
Other liabilities for intellectual property related matters of $11m (2022: $21m; 2021: $73m; previously classified as a provision) relate to the settlement of litigation with DRL in June 2022. Under the settlement agreement, the Group made payments to DRL in 2022 and 2023, with a final payment due in 2024. This liability has been recorded at net present value, using a market interest rate at the time of the settlement determined to be 4.5%, considering the timing of payments and other factors. In 2023, the Group recorded nil of finance expense (2022: $1m; 2021: $2m) for time value of money on the liability.
RB resolution
Under the RB indemnity settlement, the Group has paid $26m of the $50m settlement through December 31, 2023. An additional $8m was paid in January 2024, with remaining annual installment payments of $8m due in January 2025 and 2026. The Group carries a liability of $23m (2022: $30m; 2021: $40m) related to this settlement. This liability has been recorded at the net present value, using a market interest rate at the time of settlement determined to be 3.75%, considering the timing of payment and other factors. In 2023, the Group recorded $1m of finance expense (2022 and 2021: nil) for time value of money on the liability.
Share repurchase
In November 2023, the Group commenced a share repurchase program of $100m. As of December 31, 2023, the liability of $23m represents the amount to be spent under the program through February 23, 2024, after which date the Company has the ability to modify or terminate the program. As of December 31, 2022, the current liability of $9m represented the amount to be spent under a 2022 share repurchase program through February 16, 2023. Refer to Note 23 for further discussion.
Other
Other represents employee-related liabilities which are non-current as of December 31, 2023.